Supplement to the

Spartan® Total Market Index Fund
Spartan Extended Market Index Fund
Spartan International Index Fund

Funds of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 30.

Premkumar Narasimhan is a portfolio manager of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Market Index and receives compensation for his services. Lou Bottari is an assistant portfolio manager of Spartan Total Index, Spartan Extended Market Index, and Spartan International Market Index and receives compensation for his services. As of January 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to Spartan Total Market Index's relative pre-tax investment performance measured against the Dow Jones Wilshire 5000 Composite IndexSM, Spartan Extended Market Index's relative pre-tax investment performance measured against the Dow Jones Wilshire 4500 Completion IndexSM, and Spartan International Index's relative pre-tax investment performance measured against the MSCI® EAFE Index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Narasimhan as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Total Market Index ($6,154 (in millions) assets managed), Spartan Extended Market Index ($2,126 (in millions) assets managed), and Spartan International Index ($4,251 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of Spartan Total Market Index beneficially owned by Mr. Narasimhan was none, the dollar range of shares of Spartan Extended Market Index beneficially owned by Mr. Narasimhan was none, and the dollar range of shares of Spartan International Index beneficially owned by Mr. Narasimhan was none.

SIFB-09-01 March 5, 2009
1.718587.121

The following table provides information relating to other accounts managed by Mr. Bottari as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Total Market Index ($6,154 (in millions) assets managed), Spartan Extended Market Index ($2,126 (in millions) assets managed), and Spartan International Index ($4,251 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of Spartan Total Market Index beneficially owned by Mr. Bottari was none, the dollar range of shares of Spartan Extended Market Index beneficially owned by Mr. Bottari was none, and the dollar range of shares of Spartan International Index beneficially owned by Mr. Bottari was none.

Supplement to the

Spartan® U.S. Equity Index Fund

A Fund of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 27.

Premkumar Narasimhan is a portfolio manager of Spartan U.S. Equity Index and receives compensation for his services. Lou Bottari is an assistant portfolio manager of Spartan U.S. Equity Index and receives compensation for his services. As of January 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax investment performance (based on the performance of the fund's Investor Class) within the Lipper S&P 500 Index Objective. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Narasimhan as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan U.S. Equity Index ($16,767 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of Spartan U.S. Equity Index beneficially owned by Mr. Narasimhan was none.

UEIB-09-01 March 5, 2009
1.720027.120

The following table provides information relating to other accounts managed by Mr. Bottari as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan U.S. Equity Index ($16,767 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of Spartan U.S. Equity Index beneficially owned by Mr. Bottari was none.